Schedule of right of use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
LeaseLineitem [Line Items]
Cost, beginning balance	$ 12,257	$ 1,261
Addition from acquisition (note 19)		8,168
Adjustment (note 2(e)(ii))		2,689
Additions	531	33
Additions – asset retirement cost	38	123
Modifications	27	(17)
Foreign currency impact	11
Cost, ending balance	12,864	12,257	$ 1,261
Accumulated depreciation, beginning balance	980	176
Modifications		(5)
Depreciation	1,294	809
Accumulated depreciation, ending balance	2,274	980	176
Right-of-use assets	10,590	11,277
Office equipment [member]
LeaseLineitem [Line Items]
Cost, beginning balance	561	314
Addition from acquisition (note 19)
Adjustment (note 2(e)(ii))		264
Additions	126
Additions – asset retirement cost
Modifications	27	(17)
Foreign currency impact
Cost, ending balance	714	561	314
Accumulated depreciation, beginning balance	202	124
Modifications		(5)
Depreciation	171	83
Accumulated depreciation, ending balance	373	202	124
Right-of-use assets	341	359
Vehicles [member]
LeaseLineitem [Line Items]
Cost, beginning balance	33
Addition from acquisition (note 19)
Adjustment (note 2(e)(ii))
Additions	81	33
Additions – asset retirement cost
Modifications
Foreign currency impact
Cost, ending balance	114	33
Accumulated depreciation, beginning balance	8
Modifications
Depreciation	28	8
Accumulated depreciation, ending balance	36	8
Right-of-use assets	78	25
IPP facilities [member]
LeaseLineitem [Line Items]
Cost, beginning balance	11,663	947
Addition from acquisition (note 19)		8,168
Adjustment (note 2(e)(ii))		2,425
Additions	324
Additions – asset retirement cost	38	123
Modifications
Foreign currency impact	11
Cost, ending balance	12,036	11,663	947
Accumulated depreciation, beginning balance	770	52
Modifications
Depreciation	1,095	718	52
Accumulated depreciation, ending balance	1,865	770	$ 52
Right-of-use assets	$ 10,171	$ 10,893